Lease (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Lease liabilities
Current	¥ 35,868,000	¥ 36,266,000	¥ 24,329,000
Non-current	178,983,000	165,615,000	108,778,000
Lease liabilities	214,851,000	201,881,000	¥ 133,107,000
Amounts recognised in the statement of comprehensive income:
Interest expense (included in finance costs) (Note 8)	16,693,000	12,767,000
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	4,860,000	8,986,000
Total cash outflow for leases	¥ 59,646,000	¥ 49,692,000